Related Party Balances and Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Exploration and evaluation expenditures:
Exploration and evaluation expenditures	$ 7,696	$ 14,653
Universal Mineral Services Ltd.
Fees, salaries and other employee benefits	3,948	2,388
Insurance	309	310
Legal and professional fees	351	264
Marketing and investor relations	1,337	1,390
Office and administration	451	485
Project investigation costs	156	138
Universal Mineral Services Ltd.
Universal Mineral Services Ltd.
Fees, salaries and other employee benefits	346	462
Insurance	3	1
Legal and professional fees	2	9
Marketing and investor relations	85	70
Office and administration	327	344
Project investigation costs	44	6
Total transactions for the period	1,483	1,717
Universal Mineral Services Ltd. | Committee Bay mining property
Exploration and evaluation expenditures:
Exploration and evaluation expenditures	301	510
Universal Mineral Services Ltd. | Homestake Ridge mining property
Exploration and evaluation expenditures:
Exploration and evaluation expenditures	154	136
Universal Mineral Services Ltd. | Peruvian exploration projects
Exploration and evaluation expenditures:
Exploration and evaluation expenditures	$ 221	$ 179